FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:  September 30, 2010

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):   [   ] is a restatement.
                                          [   ] adds new holding
                                                entries.

Institutional Investment Manager Filing this Report:

Name:     Marietta Investment Partners, LLC
Address:  100 East Wisconsin Avenue, Suite 2650
          Milwaukee, WI 53202

Form 13F File Number:   28-05741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Christine M. Smyth
Title:    Development Director and Chief Compliance Officer
Phone:    (414) 289-9080
Signature, Place, and Date of Signing:


/s/ Christine M. Smyth    Milwaukee, WI    11/12/10
-----------------------  ---------------   --------
    (Signature)           (City, State)     (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       103

Form 13F Information Table Value Total: $ 150,015
                                       (thousands)

List of Other Included Managers:             None

                       Marietta Investment Partners, LLC
                           Form 13F Information Table
                               September 30, 2010

                                                                                                  Voting Authority
                                                                                                --------------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Other
Name of Issuer               Title of class   CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole     Shrd None
---------------------------  ---------------  --------- -------- ------- --- ---- ------- ----- -------  ---- ------
3M CO.                       COM              88579Y101    1,208  13,934 SH       Sole            13,934
ABB LTD.                     SPONSORED ADR    000375204    4,204 199,036 SH       Sole           157,326      41,710
ABBOTT LABS                  COM              002824100    1,408  26,957 SH       Sole            26,887          70
ACME PACKET INC.             COM              004764106      280   7,390 SH       Sole             7,290         100
ALTRIA GROUP INC.            COM              02209S103      226   9,390 SH       Sole             9,390
AMAZON COM INC.              COM              023135106    1,070   6,815 SH       Sole             6,790          25
AMERICAN ELEC PWR INC.       COM              025537101      231   6,368 SH       Sole             6,198         170
AMPHENOL CORP NEW            CL A             032095101    2,392  48,828 SH       Sole            32,918      15,910
APPLE COMPUTER INC.          COM              037833100    6,516  22,965 SH       Sole            19,317       3,648
AT&T INC.                    COM              00206R102      241   8,411 SH       Sole             8,411
BAIDU COM INC.               SPON ADR REP A   056752108      518   5,050 SH       Sole             4,750         300
BERKSHIRE HATHAWAY INC.      CL B NEW         084670702    1,984  24,000 SH       Sole            24,000
BHP BILLITON LTD.            SPONSORED ADR    088606108    4,376  57,341 SH       Sole            45,711      11,630
BRIGGS & STRATTON CORP.      COM              109043109      241  12,700 SH       Sole            12,700
BRISTOL MYERS SQUIBB         COM              110122108      366  13,500 SH       Sole            13,500
CAMPBELL SOUP CO.            COM              134429109      393  11,000 SH       Sole            11,000
CERNER CORP.                 COM              156782104      323   3,850 SH       Sole             3,850
CHEVRON CORP NEW             COM              166764100    1,665  20,540 SH       Sole            20,540
CHINA EASTN AIRLS LTD.       SPON ADR CL H    16937R104      326  10,670 SH       Sole             6,550       4,120
CISCO SYS INC.               COM              17275R102      251  11,475 SH       Sole            11,475
CNOOC LTD.                   SPONSORED ADR    126132109    5,384  27,712 SH       Sole            20,907       6,805
COACH INC.                   COM              189754104    1,387  32,295 SH       Sole            32,195         100
COCA COLA CO.                COM              191216100      281   4,796 SH       Sole             4,751          45
COGNIZANT TECH SOLUTNS.      CL A             192446102    4,485  69,563 SH       Sole            52,633      16,930
COMPANHIA DE BEBIDAS         SPON ADR PFD     20441W203    4,350  35,179 SH       Sole            26,184       8,995
CONOCOPHILLIPS               COM              20825C104      365   6,361 SH       Sole             6,361
CORE LABORATORIES N V        COM              N22717107      706   8,020 SH       Sole             7,710         310
CTRIP COM INTL LTD.          AMERICAN DEP SHS 22943F100    4,376  91,642 SH       Sole            69,122      22,520
CUMMINS INC.                 COM              231021106    2,546  28,111 SH       Sole            20,321       7,790
DEERE & CO.                  COM              244199105    3,582  51,326 SH       Sole            41,246      10,080
DOMINION RES VA NEW          COM              25746U109      824  18,884 SH       Sole            18,884
DU PONT E I DE NEMOURS       COM              263534109      790  17,700 SH       Sole            17,700
E M C CORP MASS              COM              268648102      205  10,090 SH       Sole            10,090
EDWARDS LIFESCIENCES         COM              28176E108    4,453  66,409 SH       Sole            50,079      16,330
EMERSON ELEC CO.             COM              291011104      518   9,840 SH       Sole             9,840
EXPRESS SCRIPTS INC.         COM              302182100      573  11,768 SH       Sole            11,678          90
EXXON MOBIL CORP.            COM              30231G102    3,910  63,272 SH       Sole            63,272
F5 NETWORKS INC.             COM              315616102      284   2,740 SH       Sole             2,545         195
FASTENAL CO.                 COM              311900104      861  16,191 SH       Sole            16,191
FIDELITY NATL INFO SVC.      COM              31620M106      426  15,716 SH       Sole            15,716
FISERV INC.                  COM              337738108    1,849  34,350 SH       Sole            34,350
FLOWSERVE CORP.              COM              34354P105      339   3,095 SH       Sole             3,050          45
FLUOR CORP NEW               COM              343412102      425   8,589 SH       Sole             8,489         100
FOMENTO ECO MEX S A B        SPON ADR UNITS   344419106    2,470  48,698 SH       Sole            32,808      15,890
FREEPORT-MCMORAN COP&G       COM              35671D857      383   4,487 SH       Sole             4,397          90
GENERAL ELEC CO.             COM              369604103      165  10,155 SH       Sole            10,155
GOLDCORP INC.                COM              380956409      387   8,900 SH       Sole             8,900
GOOGLE INC.                  CL A             38259P508      509     969 SH       Sole               956          13
HDFC BANK LTD.               ADR REPS 3 SHS   40415F101    4,232  22,953 SH       Sole            17,724       5,229
HESS CORP.                   COM              42809H107      231   3,915 SH       Sole             3,915
HOME INNS & HOTELS MGM       SPON ADR         43713W107      668  13,500 SH       Sole            10,930       2,570
INTERNATIONAL BUSINESS MACHS COM              459200101    1,214   9,052 SH       Sole             8,987          65
ISHARES TR                   RUSSELL MCP GR   464287481      250   5,015 SH       Sole             5,015
ISHARES TR                   RUSSELL1000GRW   464287614      343   6,680 SH       Sole             6,680
ISHARES TR                   S&P SMLCAP 600   464287804      430   7,271 SH       Sole             7,271
ITAU UNIBANCO BANCO MU       SPON ADR REP PFD 465562106    3,074 127,127 SH       Sole            91,889      35,238
JOHNSON & JOHNSON            COM              478160104      799  12,888 SH       Sole            12,888
JOHNSON CTLS INC.            COM              478366107      904  29,650 SH       Sole            29,650
JPMORGAN CHASE & COMPANY     COM              46625H100    2,973  78,115 SH       Sole            55,070      23,045
KIMBERLY CLARK CORP.         COM              494368103    1,586  24,376 SH       Sole            24,376
KOHLS CORP.                  COM              500255104      290   5,500 SH       Sole             5,500
LAN AIRLINES S A             SPONSORED ADR    501723100      321  10,900 SH       Sole             8,370       2,530
LUBRIZOL CORP.               COM              549271104    2,400  22,649 SH       Sole            16,029       6,620
MANPOWER INC.                COM              56418H100      508   9,732 SH       Sole             9,732
MEDCO HEALTH SOLUTIONS       COM              58405U102    1,304  25,050 SH       Sole            25,050
METTLER TOLEDO INTL.         COM              592688105    2,493  20,031 SH       Sole            13,361       6,670
NATIONAL OILWELL VARCO       COM              637071101    2,622  58,952 SH       Sole            40,902      18,050
NATIONAL PRESTO INDS.        COM              637215104      579   5,437 SH       Sole             5,437
NETAPP INC.                  COM              64110D104      227   4,550 SH       Sole             4,500          50
NEWMONT MINING CORP.         COM              651639106      768  12,230 SH       Sole            12,230
NIKE INC.                    CL B             654106103    2,952  36,839 SH       Sole            24,969      11,870
NOVO-NORDISK A S             ADR              670100205    7,468  75,862 SH       Sole            62,212      13,650
OCCIDENTAL PETE CP DEL       COM              674599105      844  10,780 SH       Sole            10,630         150
PANERA BREAD CO.             CL A             69840W108      448   5,060 SH       Sole             4,970          90
PEPSICO INC.                 COM              713448108    2,180  32,806 SH       Sole            32,806
PERRIGO CO.                  COM              714290103      796  12,400 SH       Sole            12,335          65
PETROLEO BRASILEIRO SA       SPONSORED ADR    71654V408    2,411  66,468 SH       Sole            51,243      15,225
PHILIP MORRIS INTL INC.      COM              718172109      651  11,627 SH       Sole            11,627
PPG INDS INC.                COM              693506107      369   5,064 SH       Sole             5,064
PRAXAIR INC.                 COM              74005P104      375   4,150 SH       Sole             4,095          55
PROCTER & GAMBLE CO.         COM              742718109    1,792  29,886 SH       Sole            29,686         200
RESMED INC.                  COM              761152107    2,916  88,878 SH       Sole            68,378      20,500
ROVI CORP.                   COM              779376102    3,457  68,583 SH       Sole            50,193      18,390
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206    1,490  24,712 SH       Sole            24,712
SARA LEE CORP.               COM              803111103      407  30,339 SH       Sole            30,339
SMITH A O                    COM              831865209      892  15,401 SH       Sole            15,401
SNAP ON INC.                 COM              833034101      509  10,948 SH       Sole            10,948
SOTHEBYS                     COM              835898107      500  13,580 SH       Sole            12,750         830
SPDR TR                      TR UNIT          78462F103      372   3,258 SH       Sole             3,218          40
TATA MTRS LTD.               SPONSORED ADR    876568502    3,955 155,049 SH       Sole           119,839      35,210
TENARIS S A                  SPONSORED ADR    88031M109    1,004  26,129 SH       Sole            12,839      13,290
TEVA PHARMACEUTCL INDS.      ADR              881624209      612  11,609 SH       Sole            11,509         100
TJX COS INC NEW              COM              872540109      275   6,163 SH       Sole             6,063         100
UNION PAC CORP.              COM              907818108    2,016  24,641 SH       Sole            18,581       6,060
US BANCORP DEL               COM NEW          902973304      292  13,491 SH       Sole            13,491
VALE S A                     ADR              91912E105    4,103 131,200 SH       Sole           102,010      29,190
VISA INC.                    COM CL A         92826C839      213   2,869 SH       Sole             2,869
WARNACO GROUP INC.           COM NEW          934390402      223   4,360 SH       Sole             4,360
WEATHERFORD INTL LTD.        REG              H27013103      844  49,366 SH       Sole            49,366
WIPRO LTD.                   SPON ADR 1 SH    97651M109      160  11,032 SH       Sole            11,032
WISCONSIN ENERGY CORP.       COM              976657106      285   4,925 SH       Sole             4,925
YAHOO INC.                   COM              984332106      176  12,400 SH       Sole            12,100         300
YUM BRANDS INC.              COM              988498101    1,760  38,208 SH       Sole            31,468       6,740
REPORT SUMMARY               103                         150,015